As filed with the Securities and Exchange Commission on October 19, 2011
Securities Act Registration No. 333-115299
Investment Company Act Registration No. 811-21580

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 1	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 3	☑
CORTINA FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

825 North Jefferson
Suite 400
Milwaukee, Wisconsin	53202
(Address of Principal Executive Offices)	(Zip Code)
Registrant’s Telephone Number, including Area Code: (414) 225-7399
Lori K. Hoch
825 North Jefferson Street
Suite 400
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:
Carol A. Gehl
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202
     It is proposed that this filing will become effective (check appropriate box):
☑ immediately upon filing pursuant to Rule 485(b)
☐ on (date) pursuant to Rule 485(b)
☐ 60 days after filing pursuant to Rule 485(a)(1)
☐ on (date) pursuant to Rule 485(a)(1)
☐ 75 days after filing pursuant to Rule 485(a)(2)
☐ on (date) pursuant to Rule 485(a)(2)
This Post-Effective Amendment No. 1 hereby incorporates Parts A, B and C from the Fund’s Pre-Effective Amendment No. 2 filed on September 23, 2011. This Post-Effective Amendment No. 1 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Pre-Effective Amendment No. 2.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on the 19th day of October, 2011.

CORTINA FUNDS, INC. (Registrant)
By:	/s/ Ryan T. Davies
Ryan T. Davies
President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A has been signed below on October 19, 2011 by the following persons in the capacities indicated.

Signature	Title

/s/ Ryan T. Davies	Chairman and President (Principal Executive Officer)

Ryan T. Davies

/s/ Thomas J. Eck	Treasurer (Principal Financial Officer and Principal

Thomas J. Eck	Accounting Officer)

*	Director

Mark J. Giese

*	Director

John T. Murphy

*	Ryan T. Davies, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors of the Registrant pursuant to the Power of Attorney duly executed by such persons and filed herewith.

/s/ Ryan T. Davies	Attorney-In-Fact

Ryan T. Davies

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE

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